STOCK-BASED COMPENSATION OIP Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 97	$ 87	$ 73
Share-based Payment Arrangement, Expense, Tax Benefit	19	18	$ 15
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	9
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 55
Common Stock, Par or Stated Value Per Share	$ 0.01
DuPont Omnibus Incentive Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	10
DuPont 2020 Equity and Incentive Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	19
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 3 months 18 days
Share-based Payment Arrangement, Option [Member] | DuPont Omnibus Incentive Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 16	5
Share-based Payment Arrangement, Expense, Tax Benefit	$ 3	$ 1
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 7 months 6 days
Restricted Stock Units (RSUs) [Member] | DuPont Omnibus Incentive Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 52.83
Deferred Compensation, Share-based Payments [Member] | DuPont Omnibus Incentive Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 52.71